Organization and nature of business	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business

Note 1 – Organization and nature of business

Business

Eastern International Ltd. (the “Company”) is a limited liability company incorporated under the laws of the Cayman Islands on July 27, 2023 as a holding company. The Company, through its subsidiaries in People’s Republic of China (the “PRC” or “China”), is engaged in the business of provision of logistics services for entities, including transportation services and warehouse subleasing services.

Corporate Structure

The Company, together with its subsidiaries, are collectively referred to as the “Group”.

The Group’s holding companies include:

(1)	Eastern Industrial Development Ltd. (“Eastern BVI”), a wholly-owned subsidiary of the Company, was incorporated in the British Virgin Islands on August 10, 2023.

(2)	Eastern Group Limited (“Eastern HK”), a wholly-owned subsidiary of Eastern BVI, was incorporated in Hong Kong on September 4, 2023.

The Group’s operating entities in the PRC are as described below:

(1)	Hangzhou TC-Link Logistics Supply Chain Management Co., Ltd. (“Hangzhou TC-Link”), the wholly foreign-owned enterprise (“WFOE”), was incorporated under the laws of the PRC on September 27, 2023 as a wholly-owned subsidiary of Eastern HK. Hangzhou TC-Link is engaged in transportation and warehouse subleasing business.

(2)	Suzhou TC-Link Logistics Co., Ltd. (“Suzhou TC-Link”), a wholly-owned subsidiary of Hangzhou TC-Link, was incorporated in the PRC on January 9, 2006. Suzhou TC-Link is engaged in transportation and warehouse subleasing business.

(3)	Wuxi TC-Link Logistics Co., Ltd. (“Wuxi TC-Link”) was incorporated in the PRC on May 19, 2016 as a wholly-owned subsidiary of Suzhou TC-Link. Wuxi TC-Link is engaged in warehouse subleasing business.

(4)	Yancheng TC-Link Logistics Co., Ltd. (“Yancheng TC-Link”) was incorporated in the PRC on June 22, 2016 as a wholly-owned subsidiary of Suzhou TC-Link. Yancheng TC-Link is engaged in transportation and warehouse subleasing business.

(5)	Yunnan Dongyuan Dadi International Logistics Co., Ltd. (“Yunnan Dongyuan”) was incorporated in the PRC on November 5, 2018 as a wholly-owned subsidiary of Suzhou TC-Link. Yunnan Dongyuan is engaged in transportation business.

(6)	Chongqing Dayuan Logistics Co., Ltd. (“Chongqing Dayuan”) was incorporated in the PRC on April 30, 2020 as a wholly-owned subsidiary of Suzhou TC-Link. Chongqing Dayuan is engaged in transportation business.

(7)	Guizhou Tianrun Zhicheng Construction Engineering Co., Ltd. (“Guizhou Tianrun”) was incorporated in the PRC on March 1, 2023. On October 27, 2025, its entire equity interest was acquired by Hangzhou TC-Link and became a wholly-owned subsidiary of the Company. At the date of acquisition, Guizhou Tianrun had no significant net assets or operations. Guizhou Tianrun is engaged in construction business.

The above operating subsidiaries are collectively referred to as the “PRC operating subsidiaries”.

Reorganization

A reorganization of the legal structure of the Group (the “Reorganization”) was completed on February 7, 2024 by carrying out a sequence of contemplated transactions, where the Company became the holding company of all entities discussed above.

Before and after the Reorganization, the Company, together with its wholly-owned subsidiaries, are ultimately and effectively controlled by the same largest shareholder, Mr. Albert Wong (the “Controlling Shareholder”). Hence, the Reorganization is considered to be under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the subsidiaries as of the date of the report are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
Eastern BVI	August 10, 2023	British Virgin Islands	100%	Holding company
Eastern HK	September 4, 2023	Hong Kong	100%	Holding company
Hangzhou TC-Link	September 27, 2023	PRC	100%	Transportation and warehouse subleasing services
Suzhou TC-Link	January 9, 2006	PRC	100%	Transportation and warehouse subleasing services
Wuxi TC-Link	May 19, 2016	PRC	100%	Warehouse subleasing services
Yancheng TC-Link	June 22, 2016	PRC	100%	Transportation and warehouse subleasing services
Yunnan Dongyuan	November 5, 2018	PRC	100%	Transportation services
Chongqing Dayuan	April 30, 2020	PRC	100%	Transportation services
Guizhou Tianrun	March 1, 2023	PRC	100%	Construction services